NET REVENUES - Accounts receivable and contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts receivable
Opening Balance	¥ 765,027		¥ 524,818	¥ 485,044
Increase, net	497,193		240,209	39,774
Ending Balance	1,262,220	$ 180,495	765,027	524,818
Contract assets
Opening Balance	9,909		19,688	12,600
Increase (decrease), net	(9,909)		(9,779)	7,088
Ending Balance	0	0	9,909	19,688
Contract liabilities
Opening Balance	32,994		79,925	40,378
Increase (decrease), net	(11,975)		(46,931)	39,547
Ending Balance	21,019	$ 3,006	32,994	79,925
Contract liabilities, revenue recognized	¥ 29,964		¥ 72,585	¥ 37,111